John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

September 7, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:   The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 238 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 239 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add a new “Y” class shares to the CBOE Vest Defined Distribution Strategy Fund, the CBOE Vest S&P 500® Buffer Protect Strategy Fund, the CBOE Vest S&P 500® Enhanced Growth Strategy Fund and the CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund, each a portfolio series of the Trust (collectively, the “Funds”). The Trust is requesting selective review. Each of the Funds has previously been subject to review by the staff of the Securities and Exchange Commission (“SEC”) in Rule 485(a) filings in which the Funds were added as series portfolios of the Trust - see specifically the Trust’s Rule 485(a) filings on March 2, 2016 (CBOE Vest Defined Distribution Strategy Fund and CBOE Vest S&P 500® Buffer Protect Strategy Fund); May 5, 2017 (CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund; and September 12, 2016 (CBOE Vest S&P 500® Enhanced Growth Strategy Fund) (collectively, the “Previous Filings”). This selective review request is based on the fact that the only change occurring in the Amendment with respect to the Funds noted in the Previous Filings is the addition of a new Class Y shares. Otherwise, the disclosures contained in the prospectuses in the Amendment are in all material respects the same as the disclosures contained in the follow-on 485(b) and Rule 497(c) filings that followed the Previous Filings after the receipt of comments from the SEC staff.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.